RELATED PARTY TRANSACTIONS (Details) $ in Millions		3 Months Ended		6 Months Ended
	Dec. 24, 2024	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	May 24, 2024	Mar. 28, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Directors' remuneration expense		$ 1	$ 1	$ 1	$ 1
Class exchangeable shares
Disclosure of transactions between related parties [line items]
Redeemable and exchangeable partnership units, exchange ratio	1
May
Disclosure of transactions between related parties [line items]
Borrowings, basis point							475
Revolving credit facility with brookfield
Disclosure of transactions between related parties [line items]
Credit facility, maximum borrowing capacity		1,000		1,000
Subsidiary and corporate borrowings		$ 0		$ 0		$ 0
Borrowings, adjustment to interest rate basis		1.90%		1.90%
Service provider
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter				0.3125%
Asset management fee, percent				1.25%
Revenue from sale of goods, related party transactions		$ 105	89	$ 199	183
Amounts payable, related party transactions		102		102		99
Revenue from sale of goods, related party transactions		1	2	2	5
Related party expenses		15	32	35	65
Subsidiary of common parent (brookfield)
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions		33		33		31
Interest expense, related party transactions		9	8	17	16
Subsidiary and corporate borrowings								$ 500
Corporate borrowings, related party transactions		190		190		130
Borrowings, adjustment to interest rate basis								2.10%
Subsidiary of common parent (brookfield) | Brookfield office properties inc.
Disclosure of transactions between related parties [line items]
Right-of-use assets		12		12		12
Parent
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions		307		307		140
Deposit balance		0		0		$ 180
Interest expense, related party transactions		0	$ 0	0	$ 0
Credit facility, maximum borrowing capacity		$ 1,000		$ 1,000